Acquisitions and Disposals	6 Months Ended
Jun. 30, 2018
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Acquisitions and Disposals

7 ACQUISITIONS AND DISPOSALS

Total consideration for acquisitions completed in the first half of 2018 is €1,078 million (acquisitions completed in the first half of 2017: €304 million). The main acquisition in the first half of 2018 was the home and personal care business of Quala in Latin America, which completed on 28 February 2018.